Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Basis of consolidation
3.1	Basis of consolidation

Subsidiaries

Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Company. Losses applicable to the NCI in a subsidiary are allocated to the NCI even if doing so causes the NCI to have a deficit balance.

Foreign currencies
3.2	Foreign currencies

Transactions in foreign currencies are translated to the functional currency of the Company at exchange rates at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies at the end of the reporting period are translated to the functional currency at the exchange rate on that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items in a foreign currency that are measured in terms of historical cost are translated using the exchange rate at the date of the transaction. Foreign currency differences arising on translation are recognised in profit or loss.

Financial instruments
3.3	Financial instruments

Financial assets

(i)	Classification

The Company classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value through profit or loss, and

●	those to be measured at amortised cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will be recorded in profit or loss.

The Company reclassifies debt investments when and only when its business model for managing those assets changes.

(ii)	Recognition and derecognition

Regular way purchases and sales of financial assets are recognised on trade-date, the date on which the Company commits to purchase or sell the asset. Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

(iii)	Measurement

At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

Debt instruments

Subsequent measurement of debt instruments depends on the Company’s business model for managing the asset and the cash flow characteristics of the asset. The Company classifies its debt instruments into amortised cost and fair value through profit or loss categories.

Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost. Any gain or loss arising on derecognition is recognised directly in profit or loss and presented in other gains/(losses) net, together with foreign exchange gains and losses. Impairment losses (if any) are presented as separate line item in the consolidated statements of comprehensive income.

Assets that do not meet the criteria for amortised cost are measured at fair value through profit or loss. A gain or loss on a debt investment that is subsequently measured at fair value through profit or loss is recognised in profit or loss, net in the period in which it arises.

(iv)	Impairment

The Company assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortised cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For other receivables and loan receivables, general approach is applied. See Note 22(a) for further details.

Financial liabilities

The Company classifies its financial liabilities in the following measurement categories:

●	those to be measured subsequently at fair value through profit or loss, and

●	those to be measured at amortised cost.

For liabilities measured at fair value, gains and losses will be recorded in profit or loss.

At initial recognition, the Company shall measure a financial liability at its fair value plus or minus, in the case of a liability not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial liability.

Subsequently, all financial liabilities will be measured at amortised cost, except for financial liabilities at fair value through profit or loss, including derivatives, which shall be subsequently measured at fair value.

In addition, the Company may, at initial recognition, irrevocably designate a financial liability as measured at fair value through profit or loss.

Offsetting

Financial assets and financial liabilities are off-set and the net amount presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realise the asset and settle the liability simultaneously.

Impairment
3.4	Impairment

(i) Non-derivative financial assets

The Company recognizes loss allowances for ECLs on financial assets measured at amortized cost.

General approach

The Company applies the general approach to provide for ECLs on all other financial instruments. Under the general approach, the loss allowance is measured at an amount equal to 12-month ECLs at initial recognition.

At each reporting date, the Company assesses whether the credit risk of a financial instrument has increased significantly since initial recognition. When credit risk has increased significantly since initial recognition, loss allowance is measured at an amount equal to lifetime ECLs.

When determining whether the credit risk of financial assets have increased significantly since initial recognition and when estimating ECLs, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Company’s historical experience and informed credit assessment that includes forward-looking information.

Measurement of ECLs

The Company decided to assess the Expected Credit Loss (‘ECL’) of the financial asset at amortized cost based on the discounted product of exposure at default (‘EAD’), probability of default (‘PD’) and loss given default (‘LGD’) as defined below:

●	EAD is based on the trade receivable amounts that the Company expects to be owed at the time of default. This represents the carrying value of the trade receivable.

●	PD represents the likelihood of a buyer defaulting on its financial obligation, either over the next 12 months or over the remaining lifetime of the obligation.

●	LGD represents the Company’s expectation of the extent of loss on a defaulted exposure. LGD is expressed as a percentage loss per unit of exposure at the time of default.

The ECL is computed by multiplying EAD, PD, LGD for each category. The PD and LGD are developed by utilizing historical default studies and publicly available data.

Credit-impaired financial assets

At each reporting date, the Company assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

●	significant financial difficulty of the borrower or issuer;

●	a breach of contract such as a default after negotiation;

●	the restructuring of a loan or advance by the Company on terms that the Company would not consider otherwise; or

●	it is probable that the borrower will enter bankruptcy or other financial reorganisation.

Presentation of allowance for ECLs in the statement of financial position

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of these assets.

Write-off

The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Company determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Company’s procedures for recovery of amounts due.

(ii) Non-financial assets

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. An impairment loss is recognised if the carrying amount of an asset or its related cash-generating unit (CGU) exceeds its estimated recoverable amount.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. For the purpose of impairment testing, assets that cannot be tested individually are Companyed together into the smallest Company of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Impairment losses are recognised in profit or loss.

Impairment losses recognised in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no impairment loss had been recognised.

Cash and cash equivalents
3.5	Cash and cash equivalents

For the purpose of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Share-based payments
3.6	Share-based payments

The Company operates a share-based payment scheme (in the form of warrant shares) for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Group’s operations. Under such schemes, consultants providing similar services with employee and services providers of the Group may receive equity instruments as remuneration for their services rendered (“equity-settled transactions”).

Share purchase warrants

The fair value of the share purchase warrants granted to consultants providing similar services in exchange for the grant of the warrants is recognised as an expense with a corresponding increase in share-based warrants reserve. The total amount to be expensed is determined by reference to the fair value of the share purchase warrants granted. The total expense is recognised over the vesting period, which is the period over which all the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimates of the number of warrants that are expected to vest based on the non-market vesting and service conditions. It recognises the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

The warrant reserve presents the proceeds from issuance of warrants, net of issue costs. Warrant reserve is non-distributable and will be transferred to share premium account upon exercise of warrants.

Share capital
3.7	Share capital

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

Additional paid-in capital
3.8	Additional paid-in capital
Amount subscribed for common stock in excess of nominal value.
Revenue
3.9	Revenue

Supply Chain Management Platform Service Fee

The Company generates platform fees through its supply chain management platform service. The transaction price is determined based on a percentage of the aggregate amounts of purchase payments to our partnered auto parts suppliers. The Company recognizes revenue when the procured auto parts have been transferred to and accepted by the customers as the Company’s performance obligation is completed at a point in time.

Proprietary trading digital assets

The Company participated in proprietary trading and earned revenues, at a point in time, when executing buy and sell orders on various exchanges.

Employee benefits
3.10	Employee benefits

(i) Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

(ii) Defined contribution plans

Obligations for contributions to defined contribution plans are expensed as the related service is provided. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

Selling and promotion
3.11	Selling and promotion
Selling and promotion expenses comprise of marketing and promotional expenditures.
General and administrative
3.12	General and administrative
General and administrative costs mainly comprise of legal fees, professional fees, consultancy fees, staff costs and depreciation and amortization.
Finance costs
3.13	Finance costs
Finance costs comprise amortization of debt issuance cost and interest of lease liabilities.
Interest income
3.14	Interest income

Interest income is presented as finance income where it is earned from financial assets that are held for cash management purposes.

Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset except for financial assets that subsequently become credit-impaired. For credit-impaired financial assets the effective interest rate is applied to the net carrying amount of the financial asset (after deduction of the loss allowance).

Tax
3.15	Tax

Tax expense comprises current and deferred tax. Current tax and deferred tax are recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognised for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that the Company is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future.

The measurement of deferred taxes reflects the tax consequences that would follow the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realised simultaneously.

A deferred tax asset is recognised for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilised. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

In determining the amount of current and deferred tax, the Company takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. New information may become available that causes the Company to change its judgement regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

Property, plant and equipment
3.16	Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses, if any. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any component accounted for a separate asset is derecognised when replaced. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

Depreciation is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives at the following useful life:

●	Computer Equipment	1-3 years

●	Office Equipment	4-5 years

●	Motor Vehicle	4 years

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting period and adjusted if appropriate.

An item of property, plant and equipment including any significant part initially recognised is derecognised upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognised in the statement of profit or loss in the year the asset is derecognised is the difference between the net sales proceeds and the carrying amount of the relevant asset

Digital assets
3.17	Digital assets

Digital assets are held mainly for the purposes of trading in the ordinary course of the Company’s digital assets business.

Digital assets held in the counterparty’s digital asset wallets primarily comprise digital assets that are prefunded by and traded with, but not yet withdrawn by counterparties (or “customers”) under Digital Asset Trading Agreements (“DATA”).

Digital assets obtained from counterparties are recorded as digital assets of the Company (see below for the measurement) which can be used in the Company’s ordinary business, with a corresponding liability recorded due to the counterparties (under “Digital assets payables” measured at fair value through profit or loss in current liabilities). Upon maturity of the financing arrangements, the Company transfers the digital assets at a rate stipulated in the DATA to the counterparty’s wallet and the related digital assets and liability due to the counterparty is derecognised. Digital assets payables are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

The Company’s digital asset portfolio mainly comprises cryptocurrencies and since the Company actively trades cryptocurrencies, purchasing them with a view to their resale in the near future, and generating a profit from fluctuations in the price, the Company applies the guidance in IAS 2 for commodity broker-traders and measures the digital assets at fair value less costs to sell. The Company considers there are no significant “costs to sell” digital assets and hence measurement of digital assets is based on their fair values with changes in fair values recognised in profit or loss in the period of the changes.

See Note 22(d) for estimation of fair value in respect of the digital assets and digital assets payables.

Digital assets payables
3.18	Digital assets payables

Digital assets payables comprise the digital assets obtained from non-controlling shareholder under DATA as mentioned per above.

Digital assets obtained from counterparties are initially recognised at fair value, net of transaction costs incurred and are subsequently measured at fair value, which align with the fact that digital asset inventories are non-financial assets measured at fair value less costs to sell.

Digital assets payables are removed from the consolidated statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of the liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss.

Digital assets payables are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Borrowings
3.19	Borrowings

Convertible notes

The component parts of the convertible bonds issued by the Company are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. Conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company’s own equity instruments is an equity instrument.

Convertible notes are initially recognised at fair value (net of transaction costs) and subsequently carried at amortised cost. Any difference between the proceeds (net of transaction costs) and any redemption value is recognised in profit or loss over the period of the convertible notes using the effective interest method.

The fair value of the liability portion of a convertible bond is determined using a market interest rate for an equivalent non- convertible bond. This amount is recorded as a liability on an amortised cost basis until extinguished on conversion or maturity of the bonds. The remainder of the proceeds is allocated to the conversion option. This is recognised and included in shareholders’ equity, net of income tax effects. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognised in equity will be transferred to share capital and additional paid-in capital. When the conversion option remains unexercised at the expiry date, the balance recognised in equity will be transferred to retained profits. No gain or loss is recognised in profit or loss upon conversion or expiration of the option.

Operating segment and geographic information
3.20	Operating segment and geographic information

An operating segment is a component of an entity:

●	that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity);

●	whose operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance; and

●	for which discrete financial information is available.

The Company has identified three operating segments.

The assessment of reportable segments is based upon having similar economic characteristics and if the operating segments are similar in the following respects:

●	the nature of the products and services;

●	the nature of the production processes;

●	the type or class of customer for their products and services;

●	the methods used to distribute their products or provide their services; and

●	if applicable, the nature of the regulatory environment, for example, banking, insurance, or public utilities.

Reportable segments are distinguished due to their differences in their operations and economics. They are managed separately because they require different business, technological, and marketing strategies.

The Company’s CEO is considered to be the Company’s Chief Operating Decision Maker (“CODM”). The CODM reviews non-financial information, for purposes of allocating resources. Based on the internal financial information provided to the CODM, the Company has determined that the identified operating segment as one reportable segment.

The CODM evaluates the assets and liabilities despite disaggregated financial information being available, the accounting policies used in the determination of the segment amounts are the same as those used in the preparation of the Company’s financial statements.

Leases
3.21	Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

(i)	As a lessee

At commencement or on modification of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices. However, for the leases of property the Company has elected not to separate non-lease components and account for the lease and non-lease components as a single lease component.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Company by the end of the lease term or the cost of the right-of-use asset reflects that the Company will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

The Company determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

●	fixed payments, including in-substance fixed payments;

●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as of the commencement date;

●	amounts expected to be payable under a residual value guarantee; and

●	the exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, if the Company changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Company presents right-of-use assets that do not meet the definition of investment property in ‘property, plant and equipment’.

Short-term leases and leases of low-value assets

The Company has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Loss per share
3.22	Loss per share

The Company presents basic and diluted earnings per share data for its ordinary shares. Basic earnings per share is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted-average number of ordinary shares outstanding during the year, adjusted for own shares held. Diluted earnings per share is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding, adjusted for own shares held, for the effects of all dilutive potential ordinary shares, which comprise share options granted to employees and share purchase warrants granted to consultants. Diluted earnings per share considers the impact of potentially dilutive securities except in periods in which there is a loss because the inclusion of the potential common shares would have an anti-dilutive effect.

Related parties
3.23	Related parties

A related party is a person or entity that is related to the Company.

(A) A person or a close member of that person’s family is related to the Company if that person:

(i)	has control or joint control over the Company;

(ii)	has significant influence over the Company; or

(iii)	is a member of the key management personnel of the Company or of a parent of the Company.

(B) An entity is related to the Company if any of the following conditions applies:

(i)	The entity and the Company are members of the same Company (which means that each parent, subsidiary and fellow subsidiary is related to the others);

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a Company of which the other entity is a member);

(iii)	Both entities are joint ventures of the same third party;

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Company or an entity related to the Company. If the Company is itself such a plan, the sponsoring employers are also related to the Company;

(vi)	The entity is controlled or jointly controlled by a person identified in (A);

(vii)	A person identified in (A)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); or

(viii)	The entity, or any member of a Company of which it is a part, provides key management personnel services to the Company or to a parent of the Company.

Provisions
3.24	Provisions

Provisions are recognised when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognised for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognised even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognised as interest expense

New standards and interpretations not adopted
3.25	New standards and interpretations not adopted

A number of new standards, interpretations and amendments to standards are effective for annual periods beginning after April 1, 2021 and earlier application is permitted; however, the Company has not early adopted the new or amended standards and interpretations in preparing these financial statements.

The following new and amended standards are not expected to have a significant impact on the Company’s consolidated financial statements:

●	COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16).

●	Annual Improvements to IFRS Standards 2018–2020.

●	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16).

●	Reference to Conceptual Framework (Amendments to IFRS 3).

●	Classification of Liabilities as Current or Non-current (Amendments to IAS 1).

●	IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts.

●	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2).

●	Definition of Accounting Estimates (Amendments to IAS 8).

The new and amended accounting Standards and Interpretations listed above are not mandatory for the year ended March 31, 2022 reporting periods and have not been early adopted by the Group. These are not expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.